Share-Based Payments - Narrative (Details) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) yr customer shares	Dec. 31, 2020 USD ($) yr shares	Dec. 31, 2019 USD ($) yr $ / shares	Dec. 31, 2017	Dec. 31, 2018 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Term (in years)		10 years
Granted (in shares) | yr		995,409	5,078,456	19,954,794
Additional-paid in capital		$ 8,033,132	$ 7,241,502	$ 9,019,130		$ 10,779,612
Share-based payment expenses		62,680	251,483	200,591
Expense from share-based payment transactions with employees		$ 151,730	$ 980	0
Share options available for future grant (in shares) | shares		2,457,663	2,790,590
Additional Paid-In Capital
Disclosure of terms and conditions of share-based payment arrangement [line items]
Additional-paid in capital		$ 23,487,463	$ 11,707,515	11,706,535		$ 11,704,997
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of annual installments | customer		4
Vesting percentage		25.00%
Vesting period (in years)		1 year
Unrecognized compensation costs		$ 25,704	0	$ 0
Share Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options (in dollars per share) | $ / shares				$ 10.00
Fair value of options	$ 39,180			$ 63,974
Share-based payment expenses		223,402	980	$ 0
Expense from share-based payment transactions with employees		4,672
Share Options | Additional Paid-In Capital
Disclosure of terms and conditions of share-based payment arrangement [line items]
Additional-paid in capital		$ 0	$ 34,572
Share Options | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (in years)				5 years	5 years
Granted (in shares) | yr				25,000,000
Share Options | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (in years)				4 years